Income Taxes - Summary of Net Deferred Tax Assets Related to Continuing Operations (Detail) - CAD ($) $ in Thousands	Mar. 28, 2026	Mar. 29, 2025
Deferred tax assets:
Loss and tax credit carry forwards	$ 14,466	$ 15,436
Difference between book and tax basis of property and equipment and intangible assets	9,889	9,164
Operating lease liabilities net of right-of-use assets	2,206	2,656
Other reserves not currently deductible	1,405	1,296
Interest and financing expenses not currently deductible	3,340	2,076
Other	298	0
Total Deferred Tax Assets	31,604	30,628
Deferred tax liabilities:
Investment in joint venture	(765)	(842)
Other	0	(561)
Total Deferred Tax Liabilities	(765)	(1,403)
Net deferred tax asset before valuation allowance	30,839	29,225
Valuation allowance	(30,839)	(29,225)
Net deferred tax asset	$ 0	$ 0